Note 18 - Derivative Financial Instruments (Details) - Summary of Derivative Losses Recognized in Statement of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Derivative Losses Recognized in Statement of Operations [Abstract]
Location of (Loss) or Gain recognized in Income on Derivative	Loss/(Gain) on derivative financial instruments
Amount of Loss/(Gain) Recognized in Statement of Comprehensive Income/ (Loss)	$ (2,313)	$ (2,656)	$ (2,835)